ACCRUED EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
ACCRUED EXPENSES
ACCRUED EXPENSES AND OTHER

Accrued expenses and other consist of the following:

(Amounts in 000’s)	March 31, 2017	December 31, 2016
Accrued employee benefits and payroll related	$468	$442
Real estate and other taxes	548	557
Self-insured reserve (1)	6,048	6,924
Accrued interest	263	251
Other accrued expenses	673	903
Total accrued expenses and other	$8,000	$9,077

(1)
The Company self-insures against professional and general liability cases and uses a third party administrator and outside counsel to manage and defend the claims. The decrease in the reserve at March 31, 2017, reflects the legal and associated settlement amounts relieved from the accrual to be paid, see Note 15 - Commitments and Contingencies.

ACCRUED EXPENSES AND OTHER
Accrued expenses consist of the following:

	December 31,
Amounts in (000's)	2016	2015
Accrued employee benefits and payroll related	$442	$1,332
Real estate and other taxes	557	411
Self-insured reserve (1)	6,924	221
Accrued interest	251	484
Other accrued expenses	903	677
Total	$9,077	$3,125
(1) The Company self-insures against professional and general liability cases and uses a third party administrator and outside counsel to manage and defend the claims (see Note 15 - Commitments and Contingencies).